Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG GME DAILY TARGET ETF
Class Name	T-REX 2X LONG GME DAILY TARGET ETF
Trading Symbol	GMEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long GME Daily Target ETF for the period of April 24, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/gmeu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long GME Daily Target ETF	$23[1]	1.50%²

¹ Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 39,750,071
Holdings Count	3
Advisory Fees Paid, Amount	$ 41,946
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$39,750,071
Number of Holdings	3
Total Advisory Fee	$41,946
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 197.03%
Money Market Fund:                   2.97%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	92.96%
Derivatives	3.61%
Money Market Fund	2.97%
Other Assets Net of Liabilities	0.46%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 197.03%
Money Market Fund:                   2.97%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG HOOD DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG HOOD DAILY TARGET ETF
Class Name	T-REX 2X LONG HOOD DAILY TARGET ETF
Trading Symbol	ROBN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Hood Daily Target ETF for the period of January 31, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/robn/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long HOOD Daily Target ETF	$67[1]	1.05%²

¹ Costs are for the period of January 31, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 67	[3]
Expense Ratio, Percent	1.05%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 31, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 180,857,210
Holdings Count	4
Advisory Fees Paid, Amount	$ 280,058
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$180,857,210
Number of Holdings	4
Total Advisory Fee	$280,058
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 186.63%
Money Market Fund:                 13.37%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Other Assets Net of Liabilities	33.94%
Cash	27.78%
Derivatives	24.91%
Money Market Fund	13.37%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 186.63%
Money Market Fund:                 13.37%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG DJT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG DJT DAILY TARGET ETF
Class Name	T-REX 2X LONG DJT DAILY TARGET ETF
Trading Symbol	DJTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long DJT Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/djtu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long DJT Daily Target ETF	$25[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 25	[5]
Expense Ratio, Percent	1.05%	[6]
Extraordinary Expenses Footnote [Text Block]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 9,367,080
Holdings Count	2
Advisory Fees Paid, Amount	$ 9,574
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$9,367,080
Number of Holdings	2
Total Advisory Fee	$9,574
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 193.65%
Money Market Fund:                   6.35%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	77.64%
Other Assets Net of Liabilities	14.07%
Money Market Fund	6.35%
Derivatives	1.94%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 193.65%
Money Market Fund:                   6.35%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG RBLX DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG RBLX DAILY TARGET ETF
Class Name	T-REX 2X LONG RBLX DAILY TARGET ETF
Trading Symbol	RBLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long RBLX Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/rblu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long RBLX Daily Target ETF	$61[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 61	[7]
Expense Ratio, Percent	1.05%	[8]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 4,474,435
Holdings Count	2
Advisory Fees Paid, Amount	$ 4,467
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$4,474,435
Number of Holdings	2
Total Advisory Fee	$4,467
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.49%
Money Market Fund:                   9.51%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	50.74%
Derivatives	39.79%
Money Market Fund	9.51%
Other Assets Net of Liabilities	-0.04%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 190.49%
Money Market Fund:                   9.51%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG ARM DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG ARM DAILY TARGET ETF
Class Name	T-REX 2X LONG ARM DAILY TARGET ETF
Trading Symbol	ARMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long ARM Daily Target ETF for the period of March 4, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/armu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/armu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long ARM Daily Target ETF	$42[1]	1.05%²

¹ Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 42	[9]
Expense Ratio, Percent	1.05%	[10]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 1,848,861
Holdings Count	2
Advisory Fees Paid, Amount	$ 3,371
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$1,848,861
Number of Holdings	2
Total Advisory Fee	$3,371
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.48%
Money Market Fund:                   9.52%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Derivatives	59.12%
Cash	31.53%
Money Market Fund	9.52%
Other Assets Net of Liabilities	-0.17%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 190.48%
Money Market Fund:                   9.52%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG SNOW DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG SNOW DAILY TARGET ETF
Class Name	T-REX 2X LONG SNOW DAILY TARGET ETF
Trading Symbol	SNOU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long SNOW Daily Target ETF for the period of April 24, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/snou/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long SNOW Daily Target ETF	$45[1]	1.50%²

¹ Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 45	[11]
Expense Ratio, Percent	1.50%	[12]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 3,289,050
Holdings Count	2
Advisory Fees Paid, Amount	$ 5,381
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$3,289,050
Number of Holdings	2
Total Advisory Fee	$5,381
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 192.16%
Money Market Fund:                   7.84%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	57.07%
Other Assets Net of Liabilities	36.16%
Money Market Fund	7.84%
Derivatives	-1.07%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: 192.16%
Money Market Fund:                   7.84%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG APPLE DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG APPLE DAILY TARGET ETF
Class Name	T-REX 2X LONG APPLE DAILY TARGET ETF
Trading Symbol	AAPX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Apple Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/aapx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Apple Daily Target ETF	$41	1.05%[1]

¹ Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.05%	[13]
Net Assets	$ 12,891,017
Holdings Count	2
Advisory Fees Paid, Amount	$ 36,531
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$12,891,017
Number of Holdings	2
Total Advisory Fee	$36,531
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	98.38%
Derivatives	2.52%
Other Assets Net of Liabilities	-0.90%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Alphabet Daily Target ETF
Class Name	T-Rex 2X Long Alphabet Daily Target ETF
Trading Symbol	GOOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Alphabet Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/goox/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Alphabet Daily Target ETF	$46	1.05%[1]

¹ Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.05%	[14]
Net Assets	$ 19,842,327
Holdings Count	2
Advisory Fees Paid, Amount	$ 66,008
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$19,842,327
Number of Holdings	2
Total Advisory Fee	$66,008
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	89.32%
Other Assets Net of Liabilities	5.83%
Derivatives	4.85%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Microsoft Daily Target ETF
Class Name	T-Rex 2X Long Microsoft Daily Target ETF
Trading Symbol	MSFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Microsoft Daily Target ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/msfx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Microsoft Daily Target ETF	$59	1.05%[1]

¹ Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[15]
Net Assets	$ 8,990,983
Holdings Count	2
Advisory Fees Paid, Amount	$ 125,885
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$8,990,983
Number of Holdings	2
Total Advisory Fee	$125,885
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	77.24%
Other Assets Net of Liabilities	19.25%
Derivatives	3.51%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of January 31, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[6]	Annualized.
[7]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[8]	Annualized.
[9]	Costs are for the period of March 4, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[10]	Annualized.
[11]	Costs are for the period of April 24, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.